Dec. 01, 2015
Supplement dated March 28, 2016
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Money Market Fund (the Fund)	12/1/2015
In connection with amendments to the rules that govern money market funds, the Board of Trustees of the Fund approved changes to the Fund’s name and investment policies to allow the Fund to qualify and operate as a government money market fund effective on or about October 1, 2016 (the Effective Date). Accordingly, on the Effective Date the Fund’s name will change to Columbia Government Money Market Fund and all references in the prospectus to Columbia Money Market Fund are deleted and replaced with Columbia Government Money Market Fund. In addition, the following changes are hereby made in the Fund’s prospectus:
As of the Effective Date, the information under the caption “Principal Investment Strategies” in the “Summary of the Fund” section is hereby superseded and replaced with the following:
The Fund invests at least 99.5% of its total assets in government securities, cash and/or repurchase agreements collateralized by government securities or cash. For purposes of this policy, “government securities” are any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing.
The Fund typically invests in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund may invest in variable and floating rate instruments, and may transact in securities on a when-issued, delayed delivery or forward commitment basis. The Fund invests in a portfolio of securities maturing in 397 days or less (as maturity is calculated by U.S. Securities and Exchange Commission (SEC) rules governing the operation of money market funds) that will have a dollar-weighted average maturity of 60 days or less.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the 1940 Act), and other rules of the SEC. Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in government securities and/or repurchase securities that are collateralized by government securities. The Fund will only purchase government securities, cash, repurchase agreements collateralized by government securities or cash and securities that present minimal credit risk as determined by Columbia Management Investment Advisers, LLC, the Fund’s investment manager (the Investment Manager), pursuant to guidelines approved by the Fund’s Board of Trustees.
The Board of Trustees of the Fund has determined that the Fund will not be subject to liquidity fees and redemption gates at this time.
As of the Effective Date, the information under the caption "Principal Risks" in the "Summary of the Fund" section is hereby revised to delete reference to Asset-Backed Securities Risk, Foreign Securities Risk, Industry Concentration Risk, and Regulatory Risk - Money Market Funds and to include the following:
Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.
The rest of the section remains the same.